Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB LARGE CAP GROWTH FUND INC
Entity Central Index Key	0000889508
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000028342
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Advisor Class
Trading Symbol	APGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/APGYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/APGYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Russell 1000 Growth Index
01/15	$10,000	$10,000	$10,000
07/15	$11,132	$10,655	$10,916
07/16	$11,561	$11,253	$11,390
07/17	$13,715	$13,059	$13,447
07/18	$16,832	$15,179	$16,518
07/19	$19,016	$16,391	$18,306
07/20	$24,515	$18,351	$23,768
07/21	$33,534	$25,040	$32,486
07/22	$28,677	$23,878	$28,611
07/23	$32,167	$26,986	$33,563
07/24	$40,116	$32,963	$42,604
01/25	$44,935	$36,297	$48,833

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	12.01%	25.28%	16.59%	16.21%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 1000 Growth Index	14.62%	32.68%	18.90%	17.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 28,639,488,219
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 66,878,778
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$28,639,488,219
# of Portfolio Holdings	53
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$66,878,778

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,373,260,995	8.3%
Microsoft Corp.	$2,233,376,431	7.8%
Amazon.com, Inc.	$2,017,663,143	7.0%
Meta Platforms, Inc. - Class A	$1,762,477,230	6.2%
Alphabet, Inc. - Class C	$1,680,643,070	5.9%
Visa, Inc. - Class A	$1,387,971,186	4.8%
Netflix, Inc.	$1,268,808,310	4.4%
Broadcom, Inc.	$1,031,536,179	3.6%
Costco Wholesale Corp.	$970,366,345	3.4%
Home Depot, Inc. (The)	$797,192,835	2.8%
Total	$15,523,295,724	54.2%

Sector Breakdown

Value	Value
Information Technology	34.1%
Communication Services	17.1%
Consumer Discretionary	15.8%
Health Care	11.8%
Industrials	7.7%
Financials	6.2%
Consumer Staples	5.5%
Materials	1.4%
Short-Term Investments	0.6%
Other assets less liabilities	-0.2%

Material Fund Change [Text Block]
C000028338
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Class A
Trading Symbol	APGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/APGAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/APGAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.80%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index	Russell 1000 Growth Index
01/15	$9,576	$10,000	$10,000
07/15	$10,646	$10,655	$10,916
07/16	$11,029	$11,253	$11,390
07/17	$13,051	$13,059	$13,447
07/18	$15,977	$15,179	$16,518
07/19	$18,006	$16,391	$18,306
07/20	$23,157	$18,351	$23,768
07/21	$31,595	$25,040	$32,486
07/22	$26,948	$23,878	$28,611
07/23	$30,154	$26,986	$33,563
07/24	$37,513	$32,963	$42,604
01/25	$41,966	$36,297	$48,833

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	11.87%	24.94%	16.29%	15.92%
Class A (with sales charges)	7.11%	19.65%	15.29%	15.42%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 1000 Growth Index	14.62%	32.68%	18.90%	17.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 28,639,488,219
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 66,878,778
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$28,639,488,219
# of Portfolio Holdings	53
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$66,878,778

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,373,260,995	8.3%
Microsoft Corp.	$2,233,376,431	7.8%
Amazon.com, Inc.	$2,017,663,143	7.0%
Meta Platforms, Inc. - Class A	$1,762,477,230	6.2%
Alphabet, Inc. - Class C	$1,680,643,070	5.9%
Visa, Inc. - Class A	$1,387,971,186	4.8%
Netflix, Inc.	$1,268,808,310	4.4%
Broadcom, Inc.	$1,031,536,179	3.6%
Costco Wholesale Corp.	$970,366,345	3.4%
Home Depot, Inc. (The)	$797,192,835	2.8%
Total	$15,523,295,724	54.2%

Sector Breakdown

Value	Value
Information Technology	34.1%
Communication Services	17.1%
Consumer Discretionary	15.8%
Health Care	11.8%
Industrials	7.7%
Financials	6.2%
Consumer Staples	5.5%
Materials	1.4%
Short-Term Investments	0.6%
Other assets less liabilities	-0.2%

Material Fund Change [Text Block]
C000028341
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Class C
Trading Symbol	APGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/APGCX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/APGCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.55%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.55%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	S&P 500 Index	Russell 1000 Growth Index
01/15	$10,000	$10,000	$10,000
07/15	$11,076	$10,655	$10,916
07/16	$11,389	$11,253	$11,390
07/17	$13,378	$13,059	$13,447
07/18	$16,255	$15,179	$16,518
07/19	$18,182	$16,391	$18,306
07/20	$23,206	$18,351	$23,768
07/21	$31,430	$25,040	$32,486
07/22	$26,609	$23,878	$28,611
07/23	$29,548	$26,986	$33,563
07/24	$36,488	$32,963	$42,604
01/25	$40,662	$36,297	$48,833

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	11.45%	24.02%	15.43%	15.06%
Class C (with sales charges)	10.45%	23.02%	15.43%	15.06%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 1000 Growth Index	14.62%	32.68%	18.90%	17.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 28,639,488,219
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 66,878,778
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$28,639,488,219
# of Portfolio Holdings	53
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$66,878,778

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,373,260,995	8.3%
Microsoft Corp.	$2,233,376,431	7.8%
Amazon.com, Inc.	$2,017,663,143	7.0%
Meta Platforms, Inc. - Class A	$1,762,477,230	6.2%
Alphabet, Inc. - Class C	$1,680,643,070	5.9%
Visa, Inc. - Class A	$1,387,971,186	4.8%
Netflix, Inc.	$1,268,808,310	4.4%
Broadcom, Inc.	$1,031,536,179	3.6%
Costco Wholesale Corp.	$970,366,345	3.4%
Home Depot, Inc. (The)	$797,192,835	2.8%
Total	$15,523,295,724	54.2%

Sector Breakdown

Value	Value
Information Technology	34.1%
Communication Services	17.1%
Consumer Discretionary	15.8%
Health Care	11.8%
Industrials	7.7%
Financials	6.2%
Consumer Staples	5.5%
Materials	1.4%
Short-Term Investments	0.6%
Other assets less liabilities	-0.2%

Material Fund Change [Text Block]
C000028345
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Class I
Trading Symbol	ALLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALLIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALLIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.60%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	Russell 1000 Growth Index
01/15	$10,000	$10,000	$10,000
07/15	$11,137	$10,655	$10,916
07/16	$11,576	$11,253	$11,390
07/17	$13,734	$13,059	$13,447
07/18	$16,857	$15,179	$16,518
07/19	$19,046	$16,391	$18,306
07/20	$24,547	$18,351	$23,768
07/21	$33,565	$25,040	$32,486
07/22	$28,695	$23,878	$28,611
07/23	$32,187	$26,986	$33,563
07/24	$40,132	$32,963	$42,604
01/25	$44,940	$36,297	$48,833

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class I	12.00%	25.21%	16.56%	16.22%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 1000 Growth Index	14.62%	32.68%	18.90%	17.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 28,639,488,219
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 66,878,778
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$28,639,488,219
# of Portfolio Holdings	53
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$66,878,778

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,373,260,995	8.3%
Microsoft Corp.	$2,233,376,431	7.8%
Amazon.com, Inc.	$2,017,663,143	7.0%
Meta Platforms, Inc. - Class A	$1,762,477,230	6.2%
Alphabet, Inc. - Class C	$1,680,643,070	5.9%
Visa, Inc. - Class A	$1,387,971,186	4.8%
Netflix, Inc.	$1,268,808,310	4.4%
Broadcom, Inc.	$1,031,536,179	3.6%
Costco Wholesale Corp.	$970,366,345	3.4%
Home Depot, Inc. (The)	$797,192,835	2.8%
Total	$15,523,295,724	54.2%

Sector Breakdown

Value	Value
Information Technology	34.1%
Communication Services	17.1%
Consumer Discretionary	15.8%
Health Care	11.8%
Industrials	7.7%
Financials	6.2%
Consumer Staples	5.5%
Materials	1.4%
Short-Term Investments	0.6%
Other assets less liabilities	-0.2%

Material Fund Change [Text Block]
C000028344
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Class K
Trading Symbol	ALCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALCKX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALCKX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$50	0.93%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class K	S&P 500 Index	Russell 1000 Growth Index
01/15	$10,000	$10,000	$10,000
07/15	$11,118	$10,655	$10,916
07/16	$11,511	$11,253	$11,390
07/17	$13,613	$13,059	$13,447
07/18	$16,647	$15,179	$16,518
07/19	$18,746	$16,391	$18,306
07/20	$24,085	$18,351	$23,768
07/21	$32,823	$25,040	$32,486
07/22	$27,967	$23,878	$28,611
07/23	$31,252	$26,986	$33,563
07/24	$38,845	$32,963	$42,604
01/25	$43,425	$36,297	$48,833

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class K	11.79%	24.83%	16.17%	15.82%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 1000 Growth Index	14.62%	32.68%	18.90%	17.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 28,639,488,219
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 66,878,778
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$28,639,488,219
# of Portfolio Holdings	53
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$66,878,778

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,373,260,995	8.3%
Microsoft Corp.	$2,233,376,431	7.8%
Amazon.com, Inc.	$2,017,663,143	7.0%
Meta Platforms, Inc. - Class A	$1,762,477,230	6.2%
Alphabet, Inc. - Class C	$1,680,643,070	5.9%
Visa, Inc. - Class A	$1,387,971,186	4.8%
Netflix, Inc.	$1,268,808,310	4.4%
Broadcom, Inc.	$1,031,536,179	3.6%
Costco Wholesale Corp.	$970,366,345	3.4%
Home Depot, Inc. (The)	$797,192,835	2.8%
Total	$15,523,295,724	54.2%

Sector Breakdown

Value	Value
Information Technology	34.1%
Communication Services	17.1%
Consumer Discretionary	15.8%
Health Care	11.8%
Industrials	7.7%
Financials	6.2%
Consumer Staples	5.5%
Materials	1.4%
Short-Term Investments	0.6%
Other assets less liabilities	-0.2%

Material Fund Change [Text Block]
C000028343
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Class R
Trading Symbol	ABPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPRX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABPRX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$66	1.24%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class R	S&P 500 Index	Russell 1000 Growth Index
01/15	$10,000	$10,000	$10,000
07/15	$11,103	$10,655	$10,916
07/16	$11,461	$11,253	$11,390
07/17	$13,510	$13,059	$13,447
07/18	$16,474	$15,179	$16,518
07/19	$18,499	$16,391	$18,306
07/20	$23,693	$18,351	$23,768
07/21	$32,194	$25,040	$32,486
07/22	$27,344	$23,878	$28,611
07/23	$30,485	$26,986	$33,563
07/24	$37,772	$32,963	$42,604
01/25	$42,164	$36,297	$48,833

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class R	11.63%	24.46%	15.83%	15.48%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 1000 Growth Index	14.62%	32.68%	18.90%	17.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 28,639,488,219
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 66,878,778
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$28,639,488,219
# of Portfolio Holdings	53
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$66,878,778

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,373,260,995	8.3%
Microsoft Corp.	$2,233,376,431	7.8%
Amazon.com, Inc.	$2,017,663,143	7.0%
Meta Platforms, Inc. - Class A	$1,762,477,230	6.2%
Alphabet, Inc. - Class C	$1,680,643,070	5.9%
Visa, Inc. - Class A	$1,387,971,186	4.8%
Netflix, Inc.	$1,268,808,310	4.4%
Broadcom, Inc.	$1,031,536,179	3.6%
Costco Wholesale Corp.	$970,366,345	3.4%
Home Depot, Inc. (The)	$797,192,835	2.8%
Total	$15,523,295,724	54.2%

Sector Breakdown

Value	Value
Information Technology	34.1%
Communication Services	17.1%
Consumer Discretionary	15.8%
Health Care	11.8%
Industrials	7.7%
Financials	6.2%
Consumer Staples	5.5%
Materials	1.4%
Short-Term Investments	0.6%
Other assets less liabilities	-0.2%

Material Fund Change [Text Block]
C000159956
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Class Z
Trading Symbol	APGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/APGZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/APGZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index	Russell 1000 Growth Index
07/01/15	$10,000	$10,000	$10,000
07/15	$10,262	$10,210	$10,339
07/16	$10,670	$10,783	$10,789
07/17	$12,673	$12,512	$12,736
07/18	$15,565	$14,544	$15,645
07/19	$17,601	$15,706	$17,339
07/20	$22,707	$17,584	$22,512
07/21	$31,080	$23,993	$30,769
07/22	$26,595	$22,879	$27,099
07/23	$29,854	$25,857	$31,790
07/24	$37,255	$31,584	$40,353
01/25	$41,743	$34,780	$46,252

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	Since Inception 7/1/2015
Class Z	12.04%	25.33%	16.67%	16.07%
S&P 500 Index	10.12%	26.38%	15.17%	13.89%
Russell 1000 Growth Index	14.62%	32.68%	18.90%	17.33%

Performance Inception Date	Jul. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 28,639,488,219
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 66,878,778
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$28,639,488,219
# of Portfolio Holdings	53
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$66,878,778

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,373,260,995	8.3%
Microsoft Corp.	$2,233,376,431	7.8%
Amazon.com, Inc.	$2,017,663,143	7.0%
Meta Platforms, Inc. - Class A	$1,762,477,230	6.2%
Alphabet, Inc. - Class C	$1,680,643,070	5.9%
Visa, Inc. - Class A	$1,387,971,186	4.8%
Netflix, Inc.	$1,268,808,310	4.4%
Broadcom, Inc.	$1,031,536,179	3.6%
Costco Wholesale Corp.	$970,366,345	3.4%
Home Depot, Inc. (The)	$797,192,835	2.8%
Total	$15,523,295,724	54.2%

Sector Breakdown

Value	Value
Information Technology	34.1%
Communication Services	17.1%
Consumer Discretionary	15.8%
Health Care	11.8%
Industrials	7.7%
Financials	6.2%
Consumer Staples	5.5%
Materials	1.4%
Short-Term Investments	0.6%
Other assets less liabilities	-0.2%

Material Fund Change [Text Block]